Summary of Significant Accounting Policies - Summary of Basic and Diluted Net Income (Loss) (Detail) - USD ($)	3 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Common Class A [Member]
Numerator:
Allocation of net income (loss) including accretion of temporary equity	$ (35,738,191)	$ 4,024,612
Denominator:
Weighted-average shares outstanding	8,553,125	40,250,000
Basic and diluted net income (loss) per share	$ (4.18)	$ 0.10
Common Class B [Member]
Numerator:
Allocation of net income (loss) including accretion of temporary equity	$ (6,201,753)	$ 201,230
Denominator:
Weighted-average shares outstanding	1,484,249	2,012,500
Basic and diluted net income (loss) per share	$ (4.18)	$ 0.10